Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue [Abstract]
Revenue

3. Revenue

As of July 27, 2023, FCG was deconsolidated and accounted for as an equity method investment in the Company’s unaudited condensed consolidated financial statements. The unaudited condensed consolidated statements of operations and comprehensive income (loss) therefore does not include activity related to FCG after deconsolidation during the nine months ended September 30, 2024, and includes approximately seven months of activity related to FCG prior to deconsolidation during the nine months ended September 30, 2023. Prior to deconsolidation, FCG’s operations generated a majority of the Company’s consolidated revenue and contract asset and liability balances. See total revenues of Falcon’s Creative Group, LLC under Note 4 — Investments and advances to equity method investments.

Disaggregated components of revenue for the Company for the three and nine months ended September 30, 2024, and 2023, respectively, are as follows:

	For the three months ended September 30		For the nine months ended September 30
	2024	2023	2024	2023
Services transferred over time:
Design and project management services	$3	$1,070	$3	$10,555
Media production services	—	196	—	1,773
Attraction hardware and turnkey sales	—	39	—	2,052
Other	2,066	276	5,380	386
Total revenue from services transferred over time	$2,069	$1,581	$5,383	$14,766
Services transferred at a point in time:
Digital media licenses	$—	$—	$—	$1,331
Total revenue from services transferred at a point in time	$—	$—	$—	$1.331
Total revenue	$2,069	$1,581	$5,383	$16,097

In March 2023, the Company licensed the right to use Ride Media Content to Sierra Parima. See Note 7 — Related party transactions for further discussion. After the deconsolidation of FCG, the Company recognizes related party revenue for corporate shared service support provided to FCG. Total related party revenues from services provided to our equity method investments were $2.0 million and $0.4 million for the three months ended September 30, 2024, and 2023, respectively and $5.3 million and $4.6 million for the nine months ended September 30, 2024, and 2023, respectively. Of the total related party revenues from services provided to our equity method investments, the Company recognized $1.7 million and $4.9 million revenue related to services provided to FCG for the three and nine months ended September 30, 2024, respectively.

The following table presents the components of Accounts receivable, net:

	As of
	September 30, 2024	December 31, 2023
Related party	$219	$632
Other	—	64
Total	$219	$696

Revenue recognized for the nine months ended September 30, 2023, that was included in the contract liability balance as of December 31, 2022, was $1.2 million. This revenue was related to FCG, and therefore there was no revenue recognized for the nine months ended September 30, 2024, that was included in the contract liability balance as of December 31, 2023, after FCG’s deconsolidation.

Geographic information

The Company has contracts with customers located in the United States and Spain in the fiscal year 2024 and 2023. The Company also had contracts with customers located in the Caribbean, Hong Kong, and Saudi Arabia in the fiscal year 2023. The following table presents revenues based on the geographic location of the Company’s customer contracts:

	For the three months ended September 30		For the nine months ended September 30
	2024	2023	2024	2023
Saudi Arabia	$—	$1,197	$—	$11,358
Caribbean	—	(4)	—	3,598
USA	1,722	(9)	4,937	108
Hong Kong	—	116	—	635
Other	347	281	446	398
Total revenue	$2,069	$1,581	$5,383	$16,097

Destinations Operations

The Company had $0.3 million and $0.4 million Destinations Operations revenue during the three and nine months ended September 30, 2024, respectively. Destinations Operations revenue was $0.3 and $0.4 million for the three and nine months ended September 30, 2023, respectively.

3.      Revenue

As of July 27, 2023, FCG was deconsolidated and accounted for as an equity method investment in the Company’s consolidated financial statements. The consolidated statement of operations and comprehensive loss therefore includes approximately seven months of activity related to FCG prior to deconsolidation during the year ended December 31, 2023. As of December 31, 2023 the assets and liabilities of FCG are no longer included within the Company’s consolidated balance sheet. Prior to deconsolidation, FCG’s operations generated a majority of the Company’s consolidated revenue and contract asset and liability balances. See Deconsolidation of Falcon’s Creative Group, LLC under Note 1 — Description of business and basis of presentation.

Disaggregated components of revenue for the Company for the years ended December 31, 2023 and 2022 are as follows:

	Year ended December 31,
	2023	2022
Services transferred over time:
Design and project management services	$10,555	$10,963
Media production services	1,773	392
Attraction hardware and turnkey sales	2,052	4,302
Other	2,533	293
Total revenue from services transferred over time	$16,913	$15,950
Services transferred at a point in time:
Digital media licenses	1,331	—
Total revenue from services transferred at a point in time	$1,331	$—
Total revenue	$18,244	$15,950

Starting in March 2023 and continuing through the year ended December 31, 2023, the Company licensed the right to use RMC to Sierra Parima. See Note 2 — Summary of significant accounting policies and Note 11 — Related party transactions for further discussion. After the deconsolidation of FCG, the Company recognizes related party revenue for corporate shared service support provided to FCG. Total related party revenues from services provided to our equity method investments were $6.8 million and $5.8 million for the years ended December 31, 2023 and 2022, respectively. Of the total related party revenues from services provided to our equity method investments, the Company recognized $2.1 million revenue related to intercompany services provided to FCG for the year ended December 31, 2023.

The following tables present the components of our Accounts receivable and contract balances:

As of December 31, 2023
	Related party	Other	Total
Accounts receivable, net	$632	$64	$696
Contract assets	—	—	—
Contract liabilities	—	—	—
	As of December 31, 2022
	Related party	Other	Total
Accounts receivable, net	$489	$2,820	$3,309
Contract assets	1,680	1,012	2,692
Contract liabilities	(600)	(696)	(1,296)

Revenue recognized for the year ended December 31, 2023 that was included in the contract liability balance as of December 31, 2022 was $1.2 million. Revenue recognized for the year ended December 31, 2022 that was included in the contract liability balance as of December 31, 2021 was $2.5 million.

Geographic information

The Company has contracts with customers located in the United States, Caribbean, Saudi Arabia, Hong Kong, Qatar, Vietnam, Rwanda, China, and Spain. The following table presents revenues based on the geographic location of the Company’s customer contracts:

	Year ended December 31,
	2023	2022
Saudi Arabia	$11,358	$9,759
Caribbean	3,603	5,222
USA	2,160	93
Hong Kong	635	320
Other	488	556
Total revenue	$18,244	$15,950

Destinations Operations

Management and incentive fees of $0.5 million and $0.3 million from our Mallorca, Spain equity method investment were recognized in the years ended December 31, 2023 and 2022, respectively.